Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 1,823,601	$ 780
Accounts receivable	998	2,164
Other receivable	302,500	187,500
Inventory	22,730	22,730
Prepaid expenses	334,366	44,892
Other current assets	1,027,557
Total Current Assets	3,511,752	258,066
Property and Equipment, net of depreciation	2,262,058	2,319,152
Patents, net of amortization	1,906,699	1,852,649
Current Liabilities:
Short-term notes payable	2,188,769
Other assets	819,626
Total Assets	8,500,135	4,429,867
Accounts payable and accrued expenses	2,865,664	144,923
Income taxes payable	89,267
Excise tax payable	890,385
Funds allocated for share redemption		17,834,235
Derivative liabilities	41,811,450
Advances from Target		187,500	$ 0
Convertible notes	527,500
Total liabilities	49,130,893	1,017,408
Stockholders’ Deficit:
Preferred stock value
Common stock value	8,689	6,980
Additional paid-in capital	79,158,563	28,850,985
Stock subscription receivable	(80,241)
Accumulated deficit	(119,717,769)	(25,445,506)
Total Stockholders’ Equity (Deficit)	(40,630,758)	(28,533,250)	(3,894,774)
Total Liabilities and Stockholders’ Equity (Deficit)	8,500,135	4,429,867
Related Party [Member]
Current Liabilities:
Due to related party	757,858	872,485
After Retroactive Application of Recapitalization
Stockholders’ Deficit:
Total Stockholders’ Equity (Deficit)	$ (40,630,758)	3,412,459
Previously Reported
Current Assets:
Cash		19,979	545,655
Prepaid expenses		85,538	215,628
Derivative asset		28,245,500
Total Current Assets		28,351,017	761,283
Current Liabilities:
Cash and investments held in the Trust Account		42,994,274	127,782,882
Other assets			35,870
Total Assets		71,345,291	128,580,035
Accounts payable and accrued expenses		2,131,019	439,086
Income taxes payable		906,563	339,899
Excise tax payable		890,385
Accrued offering costs			5,000
Funds allocated for share redemption		17,834,235
Derivative liabilities		46,728,596
Advances from Target		187,500
Convertible notes		1,297,500	125,341
Total Current Liabilities		71,213,298	909,326
Deferred underwriting commission		4,322,500	4,322,500
Total liabilities		75,535,798	5,231,826
Commitments and contingencies (Note 7)
Class A common stock subject to possible redemption; 2,293,741 and 12,350,000 shares (at redemption value)		24,342,743	127,242,983
Stockholders’ Deficit:
Preferred stock value
Additional paid-in capital
Accumulated deficit		(28,533,570)	(3,895,094)
Total Stockholders’ Equity (Deficit)		(28,533,250)	(3,894,774)
Total Liabilities and Stockholders’ Equity (Deficit)		71,345,291	128,580,035
Previously Reported | Related Party [Member]
Current Liabilities:
Advances from Related Party		332,500
Due to related party		905,000
Class A Common Stock | Previously Reported
Stockholders’ Deficit:
Common stock value		12	12
Class B Common Stock | Previously Reported
Stockholders’ Deficit:
Common stock value		$ 308	$ 308